John Hancock Short Duration Bond Fund Investment Strategy - John Hancock Short Duration Bond Fund Classes A C I and R6 [Member] - John Hancock Short Duration Bond Fund	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of bonds.These may include, but are not limited to, corporate bonds and debentures, mortgage-backed and asset-backed securities, and U.S. government and agency securities. The fund will invest at least 65% of its net assets in investment-grade debt securities and cash and cash equivalents. The fund may invest up to 35% of its net assets in below-investment-grade debt securities (junk bonds) rated as low as CC by S&P Global Ratings (S&P), Ca by Moody’s Investors Service, Inc. (Moody’s), and C by Fitch Ratings, Inc. (Fitch Ratings), or their unrated equivalents. The fund does not invest in securities rated below these ratings or their unrated equivalents. The fund’s investment policies are based on credit ratings at the time of purchase. The fund’s average effective duration is expected to be less than 3 years. There is no limit on average maturity. The manager focuses on sector allocation, industry allocation, and security selection in making investment decisions. The manager uses bottom-up research to find individual securities that appear comparatively undervalued. The fund may invest up to 35% of its net assets in securities of issuers domiciled outside of the United States, including depositary receipts. The fund’s assets will be U.S. dollar-denominated. The fund may engage in derivative transactions. Derivatives may be used to reduce risk, obtain efficient market exposure, and/or enhance investment returns, and may include futures contracts on securities and indexes; options on futures contracts, securities, and indexes; and interest-rate and credit default swaps. The fund’s investments in U.S. government and agency securities may or may not be supported by the full faith and credit of the United States. Under normal circumstances, the fund may not invest more than 10% of its net assets in cash or cash equivalents. The fund may trade securities actively.